Document and Entity Information	Mar. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 10, 2026
Entity File Number	000-51173
Entity Registrant Name	GYRE THERAPEUTICS, INC.
Entity Central Index Key	0001124105
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	56-2020050
Entity Address, Address Line One	12770 High Bluff Drive
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	858
Local Phone Number	567-7770
Title of 12(b) Security	Common Stock
Trading Symbol	GYRE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false